Risk Management - Renegotiated Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)
Disclosure of renegotiated assets [line items]
Gross carrying amount, Post modification	$ 32,105
Corresponding ECL, Post modification	3,668
Gross carrying amount, Pre-modification	32,870
Corresponding ECL, Pre-modification	7,577
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured
Disclosure of renegotiated assets [line items]
Gross carrying amount, Post modification	4,043
Corresponding ECL, Post modification	1,132
Gross carrying amount, Pre-modification	3,927
Corresponding ECL, Pre-modification	$ 613